Net defined benefit assets (liabilities) - Summary of Employee Defined Benefit Plan (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit asset (liability) [line items]
Fair value of plan assets	$ 48,735	$ 42,488
Employee benefits liability	(45,514)	(41,430)
Net defined benefit assets	3,221	1,058
Defined benefit obligation
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	(45,122)	(41,042)
Other employee benefits
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	$ (392)	$ (388)